Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2018
Prospectus Date	rr_ProspectusDate	May 24, 2018